Subsequent Events (Details) - Subsequent Events [Member]	Mar. 27, 2026 $ / shares shares
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares reserved for issuance | shares	400,000
Par value | $ / shares	$ 0.0008
2026 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Term of plan	10 years